Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	€ 291	€ 519
Additions	16	0
Decreases	(8)	(230)
Reclassification	0	0
Currency translation adjustments	(1)	3
Non-current financial assets at end of period	299	291
Liquidity contract - Cash account
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	0	98
Additions	0	0
Decreases	0	(97)
Reclassification	0	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	0	0
Security deposits paid
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	291	421
Additions	16	0
Decreases	(8)	(133)
Reclassification	0	0
Currency translation adjustments	(1)	3
Non-current financial assets at end of period	€ 299	€ 291